 THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
        FEBRUARY 6, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
             AND FOR WHICH THAT REQUEST EXPIRED ON FEBRUARY 5, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2002
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                              [_] is a restatement
                              [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Staro Asset Management, L.L.C.
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number:  28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Colin M. Lancaster
Title:   General Counsel
Phone:   (414) 294-7000

Signature, Place and Date of Signing:

/s/  Colin M. Lancaster         St. Francis, Wisconsin       February 17, 2004
--------------------------    --------------------------   ---------------------
         (Signature)                   (City, State)               (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         9

Form 13F Information Table Value Total:   $26,368
                                          (thousands)

List of Other Included Managers:      None

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                                                             FORM 13F
                                                         INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
         Column 1:      Column 2:   Column 3:     Column 4:            Column 5:          Column 6:   Column 7:        Column 8:
                                                             ---------------------------
         Name of        Title of     CUSIP        Value        Shrs or    SH/PRN    Put/  Investment   Other       Voting Authority
                                                                                                                   ----------------
         Issuer          Class      Number       (X$1000)      Prn Amt             Call    Discretion   Managers   Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp                  Common    200300200   $6,879      304,500       SH                 Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Ebenx Inc                     Common    278668108   $3,542      744,200       SH                 Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide
 International Inc            Common    36866W106   $  325      100,000       SH                 Sole               X
------------------------------------------------------------------------------------------------------------------------------------
General Motors Corp           Common    370442832   $2,509      234,500       SH                 Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Gucci Group NV                Common    401566104   $8,244       90,000       SH                 Sole               X
------------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings Plc             Option    404280906   $    0          350             Call         Sole               X
------------------------------------------------------------------------------------------------------------------------------------
NORTEK HOLDINGS               Common    656557105   $1,240       27,100       SH                 Sole               X
------------------------------------------------------------------------------------------------------------------------------------
TRW Inc                       Option    872649908   $    0          600             Call         Sole               X
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor
 Manufacturing Co Ltd         Common    874039100   $3,629      513,310       SH                 Sole               X
------------------------------------------------------------------------------------------------------------------------------------

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